Property And Equipment (Summary Of Oil And Gas Properties Not Subject To Amortization) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			130 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 31, 2013	Mar. 31, 2012
Property, Plant and Equipment [Abstract]
Acquisition costs	$ 512,636	$ 112,591	$ 661	$ 407
Exploration costs	0	0	0	0
Development costs	0	0	0	0
Total oil and gas properties not subject to amortization	512,636	112,591	661	407
Acquisition costs, Total	626,295
Exploration costs, Total	0
Development costs, Total	0
Capitalized Costs of Unproved Properties Excluded from Amortization [Line Items]
Total oil and gas properties not subject to amortization	626,295	138,623			869,879	626,295
Colorado [Member]
Capitalized Costs of Unproved Properties Excluded from Amortization [Line Items]
Total oil and gas properties not subject to amortization	5,998				6,088
Bakken [Member]
Capitalized Costs of Unproved Properties Excluded from Amortization [Line Items]
Total oil and gas properties not subject to amortization	295				301
Southern Louisiana [Member]
Capitalized Costs of Unproved Properties Excluded from Amortization [Line Items]
Total oil and gas properties not subject to amortization	774				789
Ohio [Member]
Capitalized Costs of Unproved Properties Excluded from Amortization [Line Items]
Total oil and gas properties not subject to amortization	619,182				862,655
Other [Member]
Capitalized Costs of Unproved Properties Excluded from Amortization [Line Items]
Total oil and gas properties not subject to amortization	$ 46				$ 46